Prepaid Expenses and Other Receivables (Details) - Schedule of Prepaid Expenses and Other Receivables - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Prepaid expenses	$ 1,141	$ 1,107
Tax authorities	47	116
Others	1,212	113
Total	$ 2,400	$ 1,336